SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	$ 900,463	$ 864,270
Effect of foreign currency translation	(78,690)	36,193
Total costs, ending balance	821,773	900,463
Farellon [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	473,792	454,749
Effect of foreign currency translation	(41,403)	19,043
Total costs, ending balance	432,389	473,792
Quina [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	182,618	175,278
Effect of foreign currency translation	(15,958)	7,341
Total costs, ending balance	166,660	182,618
Exeter [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	185,479	178,024
Effect of foreign currency translation	(16,209)	7,455
Total costs, ending balance	169,270	185,479
Farellon Project [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	841,889	808,051
Effect of foreign currency translation	(73,570)	33,839
Total costs, ending balance	768,319	841,889
Perth Project [Member]
IfrsStatementLineItems [Line Items]
Total costs, beginning balance	58,573	56,219
Effect of foreign currency translation	(5,119)	2,354
Total costs, ending balance	$ 53,454	$ 58,573